SCHEDULE OF MOVEMENT RIGHTS TO RECOVER (Details) - USD ($)			12 Months Ended
		Feb. 16, 2022	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1, 2024, 2023 and 2022				$ 3,944,809
Crypto assets out of control reclassified to the right to recover the crypto assets		$ (5,815,420)	[1],[2]		[1],[2]	5,815,420	[1],[2]
Mining out	[3]					455,833
Impairment	[4]			(3,944,809)		(2,326,444)
Balance as of December 31, 2024, 2023 and 2022						$ 3,944,809

[1]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.
[2]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.
[3]	From February 17 to April 30 in 2022, the Company mined out 10.99718523 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $455,833. Although the wallet that received these mining generated Bitcoins was already in a state of loss of control on February 16, 2022, the Company failed to respond quickly to the Wei Zhu incident, resulting in the Bitcoins produced during the mining period from February 17 to April 30, 2022 being also in a state of loss of control upon acquisition.
[4]	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.